Goodwill and Other Intangibles (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2010 Ghana [Member]	Dec. 31, 2010 Continental Africa [Member] USD ($)	Dec. 31, 2009 Continental Africa [Member] USD ($)	Dec. 31, 2010 Australasia [Member] USD ($)	Dec. 31, 2009 Australasia [Member] USD ($)	Dec. 31, 2010 Americas [Member] USD ($)	Dec. 31, 2009 Americas [Member] USD ($)
Finite Lived Intangible Assets [Abstract]
Royalty rate concession agreement	$ 30	$ 29
Gross carrying value	(13)	(11)
Other intangibles, net	17	18
Finite Lived Intangible Asset Residual Value	0
Amortization expenses	2	2	2
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
2011	2
2012	2
2013	2
2014	2
2015	2
Finite Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Royalty Concession Percentage Rate				3.00%
Finite Lived Intangible Assets Useful Life In Years	Fifteen years
Goodwill [Roll Forward]
Balance at January 1,	162	132			11	11	133	103	18	18
Translation	18	30			0	0	18	30	0	0
Goodwill, Gross	479	461			310	310	151	133	18	18
Goodwill, Impaired, Accumulated Impairment Loss	(299)	(299)			(299)	(299)	0	0	0	0
Balance at December 31,	$ 180	$ 162	$ 132		$ 11	$ 11	$ 151	$ 133	$ 18	$ 18